Warranties	12 Months Ended
Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Warranties

8) Warranties

The Company’s warranty liabilities are included in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2021 and 2020. The following table identifies the changes in the Company’s aggregate product warranty liabilities for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Balance at the beginning of period	$201	$192
Assumed warranty liability from acquisition	226	—
Accruals for warranties issued	151	86
Warranty obligations satisfied during the period	(25)	(77)
Balance at the end of period	$553	$201